UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
November 27, 2007 to December 26, 2007

Commission File Number of issuing entity:
333-130223-10

ChaseFlex Trust Series 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IIA1			X
IIA2			X
IIA3			X
IIA4			X
IIA5			X
IIA6			X
IIA7			X
IIA8			X
IIA9			X
IIA10			X
IIA11			X
IIA12			X
AP			X
AR			X
AX			X
B1			X
B2			X
B3			X
B4			X
B5			X
M1			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On December 26, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-1.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-1, relating to the December 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: January 10, 2008

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of ChaseFlex Trust Series 2007-1, relating to the December 26, 2007 distribution.

ChaseFlex Trust Series 2007-1
December 26, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Components Factor Report	4
Exchangeable Distribution Report	5
Exchangeable Certificate Factor Report	5
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Prepayment Liquidated Loan Report	10
Realized Loss Group Report	11
Basic Risk Shortfall Carryover and Yield Maintenance Amount	14
Investor Supplemental Report	14

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	69,123,447.00	62,758,337.69	182,211.37	339,941.00	522,152.37	0.00	0.00	62,576,126.32
IA2	3,050,398.00	2,769,503.54	8,040.92	15,001.48	23,042.40	0.00	0.00	2,761,462.62
IA3	50,000,000.00	45,395,773.50	131,801.23	245,893.77	377,695.00	0.00	0.00	45,263,972.27
IIA1	47,500,000.00	40,792,034.20	340,785.13	174,683.39	515,468.52	0.00	0.00	40,451,249.07
IIA2	6,340,674.00	5,445,241.91	45,490.68	23,318.11	68,808.79	0.00	0.00	5,399,751.23
IIA3	95,110,114.00	81,678,632.06	682,360.26	349,771.73	1,032,131.99	0.00	0.00	80,996,271.80
IIA5	2,007,600.00	2,007,600.00	0.00	10,038.00	10,038.00	0.00	0.00	2,007,600.00
IIA6	15,620,000.00	15,620,000.00	0.00	78,100.00	78,100.00	0.00	0.00	15,620,000.00
IIA7	102,398,000.00	85,071,204.45	880,254.07	425,356.02	1,305,610.09	0.00	0.00	84,190,950.38
IIA8	5,775,188.00	5,775,188.00	0.00	28,875.94	28,875.94	0.00	0.00	5,775,188.00
IIA9	8,100,000.00	8,100,000.00	0.00	40,500.00	40,500.00	0.00	0.00	8,100,000.00
IIA10	15,000,000.00	11,341,915.58	188,382.00	49,987.13	238,369.13	0.00	0.00	11,153,533.58
IIA12	50,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AP	4,062,775.00	3,875,647.57	24,291.90	0.00	24,291.90	0.00	0.00	3,851,355.67
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M1	11,700,300.00	11,641,871.53	6,078.83	63,060.14	69,138.97	0.00	0.00	11,635,792.70
B1	4,725,200.00	4,701,603.49	2,454.95	25,467.02	27,921.97	0.00	0.00	4,699,148.54
B2	3,600,100.00	3,582,121.97	1,870.41	19,403.16	21,273.57	0.00	0.00	3,580,251.56
B3	2,250,000.00	2,238,764.03	1,168.98	12,126.64	13,295.62	0.00	0.00	2,237,595.05
B4	2,025,100.00	2,014,987.15	1,052.13	10,914.51	11,966.64	0.00	0.00	2,013,935.02
B5	1,575,113.48	1,563,806.50	816.54	8,470.62	9,287.16	0.00	0.00	1,562,989.96
TOTALS	450,014,109.48	396,374,233.17	2,497,059.40	1,920,908.66	4,417,968.06	0.00	0.00	393,877,173.77
IIA4	148,950,788.00	127,915,908.18	0.00	198,402.90	198,402.90	0.00	0.00	126,847,272.11
IIA11	15,000,000.00	11,341,915.58	0.00	6,722.45	6,722.45	0.00	0.00	11,153,533.58
AX	26,378,745.80	22,102,006.63	0.00	119,719.20	119,719.20	0.00	0.00	22,027,033.58

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16165VAA6	907.91678387	2.63602841	4.91788264	7.55391105	905.28075546	6.500000%
IA2	16165VAB4	907.91547201	2.63602323	4.91787629	7.55389952	905.27944878	6.500000%
IA3	16165VAC2	907.91547000	2.63602460	4.91787540	7.55390000	905.27944540	6.500000%
IIA1	16165VAD0	858.77966737	7.17442379	3.67754505	10.85196884	851.60524358	5.138750%
IIA2	16165VAE8	858.77966759	7.17442341	3.67754438	10.85196779	851.60524417	5.138750%
IIA3	16165VAF5	858.77966732	7.17442374	3.67754506	10.85196880	851.60524358	5.138750%
IIA5	16165VAH1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA6	16165VAJ7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA7	16165VAK4	830.78970732	8.59639905	4.15394852	12.75034757	822.19330827	6.000000%
IIA8	16165VAL2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA9	16165VAM0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA10	16165VAN8	756.12770533	12.55880000	3.33247533	15.89127533	743.56890533	5.288750%
IIA12	16165VAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AP	16165VAT5	953.94098123	5.97913987	0.00000000	5.97913987	947.96184135	0.000000%
AR	16165VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.500000%
M1	16165VAV0	995.00624172	0.51954480	5.38961736	5.90916216	994.48669692	6.500000%
B1	16165VAW8	995.00624101	0.51954415	5.38961737	5.90916152	994.48669686	6.500000%
B2	16165VAX6	995.00624149	0.51954390	5.38961696	5.90916086	994.48669759	6.500000%
B3	16165VAY4	995.00623556	0.51954667	5.38961778	5.90916444	994.48668889	6.500000%
B4	16165VAZ1	995.00624661	0.51954471	5.38961533	5.90916004	994.48670189	6.500000%
B5	16165VBA5	992.82148230	0.51840074	5.37778396	5.89618470	992.30308155	6.500000%
TOTALS		880.80401219	5.54884691	4.26855207	9.81739898	875.25516528
IIA4	16165VAG3	858.77966742	0.00000000	1.33200302	1.33200302	851.60524367	1.861250%
IIA11	16165VAP3	756.12770533	0.00000000	0.44816333	0.44816333	743.56890533	0.711250%
AX	16165VAS7	837.87177744	0.00000000	4.53847203	4.53847203	835.02960099	6.500000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IAX	12,051,837.80	10,791,040.31	0.00	58,451.47	58,451.47	0.00	0.00	10,760,560.08
IIAX	14,326,908.00	11,310,966.32	0.00	61,267.73	61,267.73	0.00	0.00	11,266,473.50
AP1	581,243.00	563,644.48	661.57	0.00	661.57	0.00	0.00	562,982.91
AP2	3,481,533.00	3,312,003.09	23,630.33	0.00	23,630.33	0.00	0.00	3,288,372.76

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IAX	N/A	895.38545814	0.00000000	4.85000470	4.85000470	892.85636420	6.500000%
IIAX	N/A	789.49109745	0.00000000	4.27640982	4.27640982	786.38555507	6.500000%
AP1	16165VAT5	969.72261171	1.13819865	0.00000000	1.13819865	968.58441306	0.000000%
AP2	16165VAT5	951.30595919	6.78733478	0.00000000	6.78733478	944.51862441	0.000000%

*Please Note: Above Certificates are Components of AX and AP Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL BALANCE
IIA13	108,173,188.00	90,846,392.45	880,254.07	454,231.96	1,334,486.03	89,966,138.38
TOTALS	108,173,188.00	90,846,392.45	880,254.07	454,231.96	1,334,486.03	89,966,138.38
IIA5CP1	983,468.00	0.00	0.00	0.00	0.00	0.00
IIA5CP2	1,024,132.00	0.00	0.00	0.00	0.00	0.00

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IIA13	16165VAR9	839.82356561	8.13745149	4.19911781	12.33656930	831.68611412	6.000000%
TOTALS		839.82356561	8.13745149	4.19911781	12.33656930	831.68611412
IIA5CP1	16165VAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
IIA5CP2	16165VAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%

*Please Note: Above Certificates are Exchangeable Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Total Scheduled Principal Amount	208,298.06
Group 1 AP Scheduled Principal Amount	535.88
Group 1 Non-PO Scheduled Principal Amount	75,989.26
Group 2 AP Scheduled Principal Amount	1,982.65
Group 2 Non-PO Scheduled Principal Amount	129,790.27

Total Unscheduled Principal Amounts	2,288,761.36
Group 1 AP Unscheduled Principal Amount	125.69
Group 1 Non-PO Unscheduled Principal Amount	250,839.52
Group 2 AP Unscheduled Principal Amount	21,647.67
Group 2 Non-PO Unscheduled Principal Amount	2,016,148.48

Group 1 One Month CPR	2.504740%
Group 2 One Month CPR	8.470107%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	396,374,233.19
Total Beginning Principal Balance of Mortgage Loans Group 1	118,925,234.11
Total Beginning Principal Balance of Mortgage Loans Group 2	277,448,999.08
Group 1 AP Beginning Principal Balance	563,644.65
Group 2 AP Beginning Principal Balance	3,312,002.88

Total Ending Principal Balance of Mortgage Loans	393,877,173.77
Total Ending Principal Balance of Mortgage Loans Group 1	118,597,743.76
Total Ending Principal Balance of Mortgage Loans Group 2	275,279,430.01
Group 1 AP Ending Principal Balance	562,983.09
Group 2 AP Ending Principal Balance	3,288,372.56

Aggregate Amount of Servicer Advances	405,171.78
Aggregate Amount of Recovered Servicer Advances	330,810.33

Aggregate Number of Outstanding Mortgage Loans	1,042.00
Aggregate Number of Outstanding Mortgage Loans Group 1	605.00
Aggregate Number of Outstanding Mortgage Loans Group 2	437.00

Aggregate Weighted Average Coupon	7.054888%
Aggregate Weighted Average Coupon Group 1	7.314991%
Aggregate Weighted Average Coupon Group 2	6.943398%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Aggregate Weighted Average Remaining Term	276
Aggregate Weighted Average Remaining Term Group 1	340
Aggregate Weighted Average Remaining Term Group 2	248

Total Gross Interest	2,330,313.16
Group 1 Gross Interest	724,947.47
Group 2 Gross Interest	1,605,365.69

Total Servicing Fees	84,559.83
Group 1 Servicing Fees	25,370.70
Group 2 Servicing Fees	59,189.13

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1

Category	Number	Principal Balance	Percentage
1 Month	22	3,970,588.01	3.35%
2 Month	5	1,207,096.30	1.02%
3 Month	5	1,355,992.39	1.14%
Total	32	6,533,676.70	5.51%

Delinquency by Group
Group 2

Category	Number	Principal Balance	Percentage
1 Month	23	13,880,140.19	5.04%
2 Month	2	890,832.14	0.32%
3 Month	4	3,825,976.27	1.39%
Total	29	18,596,948.60	6.76%

Delinquency Totals
Group Totals

Category	Number	Principal Balance	Percentage
1 Month	45	17,850,728.20	4.53%
2 Month	7	2,097,928.44	0.53%
3 Month	9	5,181,968.66	1.32%
Total	61	25,130,625.30	6.38%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	3	347,740.08	0.29%
2	1	534,841.95	0.19%
Total	4	882,582.03	0.22%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	5	665,335.84	0.56%
2	8	5,210,639.51	1.89%
Total	13	5,875,975.35	1.49%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	3	835,190.58	0.70%
2	0	0.00	0.00%
Total	3	835,190.58	0.21%

REO Mortgage Loans

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
1	1574470545	04/01/2007	296,902.20
1	1574533769	01/01/2007	227,134.56
1	1596840218	02/01/2007	311,153.82
Total			835,190.58

Liquidated Mortgage Loans

Prepayment Liquidated Loan Report

Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.00000	0.00	0.00
Total			0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	3,444.75	118,597,743.76	0.00	0.00
2	0.00	0.00	275,279,430.01	0.00	0.00
TOTAL	0.00	3,444.75	393,877,173.77	0.00	0.00

Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	3,444.75
Cumulative Group 1 Realized Losses	3,444.75
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	4,500,141.00
Bankruptcy Loss Amount	150,000.00
Special Hazard Loss Amount	4,830,000.00

Class A Principal Balance	370,631,078.50
Class AP Principal Balance	3,875,647.57
Class A Group 1 Principal Balance	110,923,614.73
Class A Group 2 Principal Balance	255,831,816.20
Class M1 Principal Balance	11,641,871.53
Class B Principal Balance	14,101,283.14

Class A Percentage	93.505341%
Class AP Percentage	0.977775%
Non-PO Class A Group 1 Percentage	93.715888%
Non-PO Class A Group 2 Percentage	93.322616%
Class M1 Percentage	2.937091%
Class B Percentage	3.557568%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support M1	3.18%
Original Credit Support B1	2.12%
Original Credit Support B2	1.31%
Original Credit Support B3	0.81%
Original Credit Support B4	0.35%

Current Credit Support M1	3.59%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Current Credit Support B1	2.39%
Current Credit Support B2	1.48%
Current Credit Support B3	0.91%
Current Credit Support B4	0.40%

Aggregate Outstanding Interest Shortfalls

Class IA1 Shortfall	0.00
Class IA2 Shortfall	0.00
Class IA3 Shortfall	0.00
Class IIA1 Shortfall	0.00
Class IIA2 Shortfall	0.00
Class IIA3 Shortfall	0.00
Class IIA4 Shortfall	0.00
Class IIA5 Shortfall	0.00
Class IIA6 Shortfall	0.00
Class IIA7 Shortfall	0.00
Class IIA8 Shortfall	0.00
Class IIA9 Shortfall	0.00
Class IIA10 Shortfall	0.00
Class IIA11 Shortfall	0.00
Class IIA12 Shortfall	0.00
Class IIA13 Shortfall	0.00
Class AR Shortfall	0.00
Class IAX Shortfall	0.00
Class IIAX Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall IA1	0.00
Compensating Interest Shortfall IA2	0.00
Compensating Interest Shortfall IA3	0.00
Compensating Interest Shortfall IIA1	0.00
Compensating Interest Shortfall IIA2	0.00
Compensating Interest Shortfall IIA13	0.00
Compensating Interest Shortfall IIA3	0.00
Compensating Interest Shortfall IIA4	0.00
Compensating Interest Shortfall IIA5	0.00
Compensating Interest Shortfall IIA6	0.00
Compensating Interest Shortfall IIA7	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Compensating Interest Shortfall IIA8	0.00
Compensating Interest Shortfall IIA9	0.00
Compensating Interest Shortfall IIA10	0.00
Compensating Interest Shortfall IIA11	0.00
Compensating Interest Shortfall IIA12	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall IAX	0.00
Compensating Interest Shortfall IIAX	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00

Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction IA1	0.00
Relief Act Reduction IA2	0.00
Relief Act Reduction IA3	0.00
Relief Act Reduction IIA1	0.00
Relief Act Reduction IIA2	0.00
Relief Act Reduction IIA3	0.00
Relief Act Reduction IIA4	0.00
Relief Act Reduction IIA5	0.00
Relief Act Reduction IIA6	0.00
Relief Act Reduction IIA7	0.00
Relief Act Reduction IIA8	0.00
Relief Act Reduction IIA9	0.00
Relief Act Reduction IIA10	0.00
Relief Act Reduction IIA11	0.00
Relief Act Reduction IIA12	0.00
Relief Act Reduction IIA13	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction IAX	0.00
Relief Act Reduction IIAX	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
December 26, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amount

	Current Basis Risk Shortfall	Basis Risk Shortfall Carryover Paid	Outstanding Basis Risk Shortfall Carryover
IIA10	0.00	0.00	0.00

Yield Maintenance Agreement Amounts Received
Class IIA10	0.00

Reserve Fund - Per Yield Maintenance Agreements
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

Copyright 2007 Bank of New York & Co. All rights reserved.